Stock-based Compensation - Summary of stock-based compensation expense (Detail) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Total stock-based compensation expense	$ 11,800	$ 2,665	$ 7,185	$ 3,906
Research and Development Expense [Member]
Total stock-based compensation expense	7,939	2,350	6,130	3,301
Selling, General and Administrative Expenses [Member]
Total stock-based compensation expense	$ 3,861	$ 315	$ 1,055	$ 605